Multi-Sector Account Portfolios	07/01/2012 to 06/30/2013

ICA File Number: 811-22620
Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.
Reporting Period: 07/01/2012 - 06/30/2013

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2012 to 06/30/2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 30, 2013

Emerging Markets Bond Multi-Sector Account Portfolio

ALLIANCE GLOBAL GROUP 6.5% NOTES DUE AUGUST 18, 2017 Meeting Date: FEB 28, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 0189969A8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent in favor of the proposed amendments prior to the Early Deadline to receive 6.00 USD per 1,000.00 USD P/A	Management	N/A	YES

DTEK FINANCE B.V. 9.5% NOTES DUE APRIL 28, 2015 Meeting Date: MAR 15, 2013 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 23336B9A2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to Early Tender Date in order to receive Total Consideration of 1,067.50 per 1,000 USD P/A, which includes Early Tender/Consent payment of 5.00 USD per 1,000 USD P/A held.	Management	N/A	YES

MHP SA 10.25% NOTES DUE APRIL 29, 2015 Meeting Date: MAR 07, 2013 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 55302T9B3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Tender Date in order to receive the Total Consideration of 1,100.00 per 1,000 USD P/A, which includes the Early Tender/Consent payment of 5.00 USD per 1,000 USD P/A held.	Management	N/A	YES

Emerging Markets Local Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Floating Rate Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

High Yield Multi-Sector Account Portfolio

AMERISTAR CASINOS INC. 7.5% NOTES DUE APRIL 15, 2021 Meeting Date: MAR 18, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 03070QAN1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent in favor of the proposed amendments to receive 19.00 USD per 1,000.00 USD P/A	Management	N/A	YES

BWAY HOLDINGS 10% NOTES DUE JUNE 15, 2018 Meeting Date: OCT 09, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 12429TAB0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 2.50 USD per 1,000.00 USD P/A.	Management	N/A	NO

CEQUEL COMMUNICATIONS 8.625% DUE NOVEMBER 15, 2017 Meeting Date: JUL 26, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 15672WAA2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 5.00 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

INERGY MID. LP FIN. CORP. 6.00% NOTES DUE DECEMBER 15, 2013 Meeting Date: MAY 15, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45671XAA8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed Amendments in order to receive 1.00 USD per 1,000.00 USD P/A	Management	N/A	YES

NUVEEN INVESTMENTS INC, 10.5% NOTES DUE NOVEMBER 15, 2015 Meeting Date: SEP 06, 2012 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 67090FAD8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Total Consideration of USD 1,042.45 per USD 1,000 P/A which includes the early tender payment of USD 20.00 per USD 1,000 P/A.	Management	N/A	YES

RYERSON HOLDING CORP NOTES DUE FEBRUARY 1, 2015 Meeting Date: SEP 27, 2012 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 783754AB0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive Total Consideration of USD 714.18 per USD 1,000 P/A which includes the early tender payment of USD 30.00 per USD 1,000 P/A. Holders will also receive accrued and unpaid interest up to but not including the early settlement date.	Management	N/A	YES

SPRINT NEXTEL CORP 7.00% NOTES DUE AUGUST 15, 2020 Meeting Date: NOV 14, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 852061AR1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.00 USD per 1,000.00 USD P/A.	Management	N/A	YES

SPRINT NEXTEL CORP 9.125% NOTES DUE MARCH 1, 2017 Meeting Date: NOV 14, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 852061AP5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.00 USD per 1,000.00 USD P/A.	Management	N/A	YES

WMG ACQUISITION CORP 11.50% NOTES DUE OCTOBER 1, 2018 Meeting Date: FEB 22, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 92933BAC8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed Amendments and Waivers in order to receive 1.25 USD per 1,000.00 USD P/A	Management	N/A	YES

Investment-Grade Corporate Multi-Sector Account Portfolio

WEATHERFORD INTL LTD 4.50% NOTES DUE APRIL 15, 2022 Meeting Date: AUG 06, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 94707VAC4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 2.50 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

WEATHERFORD INTL LTD 9.625% NOTES DUE MARCH 1, 2019 Meeting Date: AUG 06, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 947075AF4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 2.50 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

Mortgage-Backed Securities Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT